UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2003
                                                ----------------------------

Check here if Amendment [  ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CCGrowth Investments, L.P.
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Address:   99 High Street

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           Boston, Massachusetts 02110
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Form 13F File Number:
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald V. Dougherty

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Title:     President

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Phone:     (617) 848-4100
           --------------------------------------------------

Signature, Place, and Date of Signing:


       /s/ Donald V. Dougherty   Boston, Massachusetts        November 14, 2003
         [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                              -------------

Form 13F Information Table Entry Total:               34
                                              -------------

Form 13F Information Table Value Total:         $130,407
                                              -------------
                                               (thousands)


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CCGROWTH INVESTMENTS, LP
JUNE 30, 2003
                                    TITLE OF                                                       INVESTMENT          VOTING
         INVESTMENT DESCRIPTION      CLASS     SYMBOL    CUSIP       MARKET VALUE      QUANTITY    DISCRETION       AUTHORITY-SOLE
AMR CORP COM                                   AMR      001765106   $ 1,717,500.00      150,000       SOLE            150,000
AGERE SYS INC CL A                             AGRA     00845V100   $   454,360.00      148,000       SOLE            148,000
ANGIOTECH PHARMACEUTICALS IN COM               ANPI     034918102   $ 6,761,385.00      154,900       SOLE            154,900
BAXTER INTL INC COM                            BAX      071813109   $ 1,453,000.00       50,000       SOLE             50,000
BEAR STEARNS COS INC                           BSC      073902108   $ 3,740,000.00       50,000       SOLE             50,000
BOSTON SCIENTIFIC CORP COM                     BSX      101137107   $11,140,000.00      300,000       SOLE            300,000
CIGNA CORP COM                                 CI       125509109   $ 2,232,500.00       50,000       SOLE             50,000
CELSION CORPORATION COM                        CLN      15117N107   $   272,500.00      250,000       SOLE            250,000
CHESAPEAKE ENERGY CORP                         CHK      165167107   $   107,800.00       10,800       SOLE             10,000
CIRCUIT CITY STORES INC COM                    CC       172737108   $   567,988.00       59,600       SOLE             59,600
DOLLAR TREE STORES INC COM                     DLTR     256747106   $ 1,677,500.00       50,000       SOLE             50,000
FEDERAL NATL MTG ASSN COM                      FNM      313586109   $ 7,020,000.00      100,000       SOLE            100,000
FOOT LOCKER INC COM                            FL       344849104   $ 1,620,000.00      100,000       SOLE            100,000
FOREST LAB INC COM                             FRX      345838106   $ 5,145,000.00      100,000       SOLE            100,000
GAP INC DEL COM                                GPS      364760108   $ 1,712,000.00      100,000       SOLE            100,000
L-3 COMMUNICATIONS HLDGS INC COM               LLL      502424104   $ 2,205,750.00       51,000       SOLE             51,000
LINENS N THINGS INC COM                        LIN      535679104   $ 2,378,000.00      100,000       SOLE            100,000
PEOPLESOFT INC COM                             PSFT     712716106   $ 1,211,301.00       66,300       SOLE             66,300
PETSMART INC COM                               PETM     716768106   $   682,800.00       30,000       SOLE             30,000
PIONEER NAT CO COM                             PXD      723787107   $ 1,273,000.00       50,000       SOLE             50,000
RITE AID CORP COM                              RAD      767754104   $   173,376.00       33,600       SOLE             33,600
SPDR TR UNIT SER 1                             SPY      78462F103   $39,980,000.00      400,000       SOLE            400,000
SANDISK CORP COM                               SNDK     80004C101   $ 3,186,000.00       50,000       SOLE             50,000
SAPIENT CORP COM                               SAPE     803062108   $   115,098.99       32,061       SOLE             32,061
TRIPATH TECHNOLOGY INC COM                     TRPH     89672P104   $   143,541.00       38,900       SOLE             38,900
UNUMPROVIDENT CORP COM                         UNM      91529Y106   $ 2,954,000.00      200,000       SOLE            200,000
VALERO ENERGY CORP NEW COM                     VLO      91913Y100   $ 3,448,127.00       90,100       SOLE             90,100
VISTEON CORP                                   VC       92839I107   $   660,000.00      100,000       SOLE            100,000
WEBMD CORP COM                                 HLTH     94769M105   $ 1,790,000.00      200,000       SOLE            200,000
EVEREST RE GROUP LTD COM                       RE       G3223R108   $ 2,367,540.00       31,500       SOLE             31,500
PARTNERRE LTD COM                              PRE      G6852T105   $ 3,118,738.50       61,550       SOLE             61,550
XL CAP LTD CL A                                XL       G98255105   $ 7,744,000.00      100,000       SOLE            100,000
RADWARE LTD RAD                                RDWR     M81873107   $ 1,549,156.00       85,400       SOLE             85,400
CONSECO INC COM NEW                            CNO      208464883   $ 1,806,000.00      100,000       SOLE            100,000

                                                                   $130,407,961.49    3,492,911                     3,492,911

                                                                                           # of securities                 34

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